Derivative Liabilities - Assumptions Used to Calculate Fair Value (Detail) - $ / shares						9 Months Ended	12 Months Ended
		Jul. 11, 2016		Jul. 02, 2016		Sep. 30, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 01, 2016		Feb. 29, 2016	Dec. 31, 2014
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Expected dividend yield						0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							13,219,597					5,447,940
Series D Warrant
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Warrant lives in years						5 years
Expected dividend yield						0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							3,503,116
Series D Warrant | Subordination Warrants
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Conversion price	[1]						$ 1,600,000
Risk free interest rate	[2]						1.80%
Warrant lives in years							5 years 6 months
Expected volatility	[3]						215.00%
Expected dividend yield							0.00%
Series D Warrant | Subordination Warrants | Minimum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date							$ 789,600
Series D Warrant | Subordination Warrants | Maximum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date							$ 924,000
Series D Warrant | 2015 Subordination Warrants
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 687.00
Conversion price	[4]					$ 37,920.00
Risk free interest rate	[5]					1.14%
Warrant lives in years						4 years 9 months
Expected volatility	[6]					225.10%
Expected dividend yield	[7]					0.00%
Expected reset occurrence						Q4 2016
Series G Warrant [Member]
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date		$ 33,840.00
Conversion price	[8]	$ 32,160.00
Risk free interest rate	[9]	1.03%
Warrant lives in years		4 years 10 months 20 days
Expected volatility	[3]	225.80%
Expected dividend yield		0.00%	[10]			0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								163
Series E Warrants [Member]
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 98,160.00
Conversion price	[11]					$ 96,240.00
Risk free interest rate	[12]					1.30%
Warrant lives in years						5 years 10 months 20 days
Expected volatility	[6]					228.10%
Expected dividend yield	[7]					0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											70
Convertible Notes Payable
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Risk free interest rate	[13]						0.86%
Warrant lives in years							1 year 3 months 29 days
Expected volatility	[6]						215.00%
Expected dividend yield	[14]						0.00%
Expected probability of Shareholder approval	[15]						85.00%
Convertible Notes Payable | Minimum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date							$ 789,600
Conversion price	[16]						730,800
Convertible Notes Payable | Maximum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date							924,400
Conversion price	[16]						$ 865,200
Convertible Notes Conversion Feature - 2016 Notes
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 687.00			$ 42,480.00
Conversion price						$ 561.00			32,160.00	[17]
Risk free interest rate				0.59%	[18]	1.14%
Warrant lives in years				1 year 10 months 2 days		4 years 7 months 28 days
Expected volatility				228.10%	[6]	224.80%
Expected dividend yield				0.00%		0.00% [14]
Expected reset occurrence				Q4 2016		Q4 2016
Convertible Notes Conversion Feature - 2016 Notes | Series H Warrant [Member]
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 687.00			42,480.60
Conversion price	[19]					$ 49,920.00			$ 49,920.00
Risk free interest rate	[9]			1.01%		1.78%
Warrant lives in years				5 years		4 years 9 months
Expected volatility	[3]			228.10%		225.10%
Expected dividend yield				0.00%		0.00%
Expected reset occurrence				Q4 2016		Q4 2016
Senior Secured Convertible Note 2015
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 687.00
Conversion price	[20]					$ 594.00
Risk free interest rate	[21]					0.37%
Warrant lives in years						7 months 6 days
Expected volatility	[3]					225.40%
Expected dividend yield	[14]					0.00%
Senior Secured Convertible Note 2015 | Minimum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 687.00
Conversion price	[22]					$ 594.00
Risk free interest rate	[23]					0.29%
Warrant lives in years						7 months 6 days
Expected volatility	[6]					224.70%
Senior Secured Convertible Note 2015 | Maximum
Fair Value Assumptions and Methodology for Liabilities [Abstract]
Trading price of common stock on measurement date						$ 37,200.00
Conversion price	[11]					$ 29,280.00
Risk free interest rate	[23]					0.47%
Warrant lives in years						9 months 22 days
Expected volatility	[6]					228.20%

[1]	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
[2]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[3]	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
[4]	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
[5]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[6]	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
[7]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[8]	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
[9]	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
[10]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[11]	The exercise price of the Series E Warrants was calculated based on the terms in the warrant agreement.
[12]	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
[13]	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
[14]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[15]	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.
[16]	The conversion price of the convertible notes was calculated based the formula in the Notes agreement as of the respective measurement date
[17]	The conversion price was calculated based on the formula in the 2016 Notes agreement as of the respective measurement date
[18]	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
[19]	The exercise price of the Series H and Subordination Warrants was calculated based on the terms in the warrant agreement.
[20]	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement date
[21]	The conversion price of the convertible notes was calculated based on the formula in the Notes agreement as of the respective measurement date
[22]	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
[23]	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.